LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED DECEMBER 29, 2011,

OF THE FUNDS AND SHARE CLASSES LISTED IN

SCHEDULE A

For each fund and share class listed in Schedule A, the following changes to the Prospectus and Statement of Additional Information (“SAI”) shall be made effective August 1, 2012:

The following amends anything to the contrary in the section of the Prospectus titled “Comparing the fund’s classes”:

Contingent deferred sales charge

Class A	None, although if acquired by exchange, you will be subject to the contingent deferred sales charge, if any, of the original fund’s shares, which could be up to 1.00%. There is no contingent deferred sales charge after 18 months (or after 12 months for shares purchased prior to August 1, 2012)

The following amends anything to the contrary in the section of the Prospectus titled “Sales charges – Class A shares” and the sections of the SAI titled “Purchase of Shares” and “Exchange Privilege”:

You buy Class A shares at net asset value with no initial sales charge. If Class A shares acquired by exchange from another fund sold by the distributor are subject to a contingent deferred sales charge, the original contingent deferred sales charge up to 1.00% will apply to these shares if you redeem any of these shares within 18 months of the date you purchased shares of the original fund (or within 12 months for shares purchased prior to August 1, 2012). Service Agents will receive a distribution and/or service fee payable on Class A shares at an annual rate of up to 0.10% of the average daily net assets represented by the Class A shares serviced by them.

SCHEDULE A

LEGG MASON PARTNERS MONEY MARKET TRUST
Fund	Share Classes
Western Asset Liquid Reserves	A, B, C
Western Asset Government Money Market Fund	A, I
Western Asset Tax Free Reserves	A, B, C
Western Asset California Tax Free Money Market Fund	A
Western Asset Connecticut Municipal Money Market Fund	A, I
Western Asset New York Tax Free Money Market Fund	A

WASX014653